LEASES - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Mining interests and plant and equipment	$ 1,467,709
Right-of-use assets	29,217	$ 31,800	$ 31,783
Mining interests and plant and equipment, carrying value	$ 1,496,926		$ 1,117,170